Receivables From and Payables to Brokers, Dealers and Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2024
Receivables From and Payables to Brokers, Dealers and Clearing Organizations [Abstract]
Schedule of Receivables from and Payables to Brokers

Our receivables from and payables to brokers, dealers and clearing organizations consisted of the following as of December 31, 2024 and 2023:

	2024	2023
Receivable from brokers, dealers, and clearing organizations:
Receivable from brokers and dealers	$38,047,956	$12,953,439
Receivable from clearing organization	224,045,084	47,763,799
Total	$262,093,040	$60,717,238
Payable to brokers, dealers, and clearing organizations:
Payable to brokers and dealers	$1,192,873	$2,661,653
Payable due to clearing organizations	297,664	—
Total	$1,490,537	$2,661,653